Convertible Debt and Convertible Debt, Related Party (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 15, 2019	Aug. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt and Convertible Debt, Related Party (Textual)
Fair value of warrants			$ 114,804
Contingent consideration			152,590
Amortization of debt discount			$ 101,012
Amendment and acknowledgement agreement, description		The Notes were amended such that the Notes mature one year and two weeks after the closing of the Merger (the "Maturity Date"). The Notes are convertible into shares of AESE common stock at any time between the Closing Date and the Maturity Date at a conversion price of $8.50 per share. Further, the minimum interest to be paid under each Note shall be the greater of (a) 18 months of accrued interest at 12% per annum; or (b) the sum of the actual interest accrued plus 6 months of additional interest at 12% per annum.
Note purchase agreements, description			The consummation of the Merger, each Noteholder received a five-year warrant to purchase their proportionate share of 532,000 shares of AESE common stock. In addition, pursuant to the Note Purchase Agreements, Noteholders are each entitled to their proportionate share of 3,846,153 shares of AESE common stock if such Noteholder's Note is converted into AESE common stock and, at any time within five years after the date of the closing of the Mergers, the last exchange-reported sale price of AESE common stock is at or above $13.00 for thirty (30) consecutive calendar days (the "Contingent Consideration"). The relative fair value of the warrants and the Contingent Consideration of $114,804 and $152,590, respectively, was recorded as debt discount and additional paid in capital.
Former Parent [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Accrued interest	12.00%
Debt assumed after merger	$ 10,000,000
Noble Link Notes [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Debt face amount	4,000,000
Aggregate debt amount	$ 14,000,000
Accrued interest	12.00%
Stock per share	$ 8.50
Noble Link Notes [Member] | Former Parent [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Issued of related party debt	$ 1,000,000
Note Purchase Agreements [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Fair value of warrants			$ 114,804
Contingent consideration			152,590
Amortization of debt discount			101,010
Unamortized debt discount			166,384
Interest expense			$ 1,096,117